PROSPECTUS SUPPLEMENT

NORTHERN FUNDS -- EQUITY FUNDS
SUPPLEMENT DATED MARCH 24, 2006 TO PROSPECTUS DATED JULY 31, 2005


--------------------------------------------------------------------------------

The following supplements the information under "Advisory Fees" on page 42 of the Prospectus:

Effective March 24, 2006, the contractual fee rates under Northern Funds' Investment Advisory and Ancillary Services Agreements will be reduced for the Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value, Stock Index and Technology Funds. On and after that date, as compensation for the services and assumption of expenses under that Agreement, the Investment Advisers will be entitled to a fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of each Fund's respective average daily net assets):

                                          Contractual
FUND                                         Rate
-----------------------------------------------------
Growth Equity                               0.85%
Income Equity                               0.85%
International Growth Equity                 1.00%
Large Cap Value                             0.85%
Mid Cap Growth                              0.85%
Select Equity                               0.85%
Small Cap Growth                            1.00%
Small Cap Value                             0.85%
Stock Index                                 0.10%
Technology                                  1.00%


                           NORTHERN FUNDS PROSPECTUS

FUND FEES AND EXPENSES


The information on pages 36-40 of the Prospectus regarding the fees and expenses of the Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value, Stock Index and Technology Funds is amended and restated as follows, effective March 24, 2006:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value, Stock Index and Technology Funds. The fees and expenses in the table have been restated to reflect the fees that will apply effective March 24, 2006. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company ("TNTC"), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see "Account Policies and Other Information" on page 50 of the Prospectus.)

                                         ----------------------------------------------------------------------------------------
                                         SHAREHOLDER FEES
                                         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                         ----------------------------------------------------------------------------------------
                                                                                    Sales Charge
                                          Sales Charge                             (Load) Imposed
                                         (Load) Imposed       Deferred Sales       on Reinvested        Redemption       Exchange
FUND                                      on Purchases        Charge (Load)        Distributions         Fees(1)           Fees
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity                                 None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Income Equity                                 None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
International Growth Equity                   None                 None                 None               2.00%*          None
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                               None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Select Equity                                 None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                              None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                               None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Stock Index                                   None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Technology                                    None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
                                                  -------------------------------------------------------------------------------

* The International Growth Equity Fund has a redemption fee on shares sold or exchanged (as a percentage of amount redeemed) within 30 days of purchase.


                           NORTHERN FUNDS PROSPECTUS

                                                        -------------------------------------------------------------------------
                                                        ANNUAL FUND OPERATING EXPENSES
                                                        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                        -------------------------------------------------------------------------
                                                                                                                    Total Annual
                                                        Management         Distribution            Other           Fund Operating
FUND                                                       Fees          (12b-1) Fees (2)       Expenses (3)        Expenses (4)
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity                                             0.85%               0.00%                0.30%               1.15%
---------------------------------------------------------------------------------------------------------------------------------
Income Equity                                             0.85%               0.00%                0.35%               1.20%
---------------------------------------------------------------------------------------------------------------------------------
International Growth Equity                               1.00%               0.00%                0.35%               1.35%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                           0.85%               0.00%                0.29%               1.14%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                            0.85%               0.00%                0.31%               1.16%
---------------------------------------------------------------------------------------------------------------------------------
Select Equity                                             0.85%               0.00%                0.47%               1.32%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                          1.00%               0.00%                0.39%               1.39%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                           0.85%               0.00%                0.33%               1.18%
---------------------------------------------------------------------------------------------------------------------------------
Stock Index                                               0.10%               0.00%                0.59%               0.69%
---------------------------------------------------------------------------------------------------------------------------------
Technology                                                1.00%               0.00%                0.38%               1.38%
---------------------------------------------------------------------------------------------------------------------------------
                                                                 ----------------------------------------------------------------

--------------------------------------------------------------

FOOTNOTES
--------------------------------------------------------------

(1) A fee of $15.00 may be applicable for each wire redemption.

(2) The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Funds. The Rule 12b-1 Plan may be implemented at any time without further Board approval. During the last fiscal year, the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.

(3) These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Co-Administrators are entitled to a co-administration fee from the Funds at an annual rate of 0.15% of the average daily net assets of each Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net assets of each Fund.

(4) As a result of the Investment Advisers' voluntary reimbursements, "Total Annual Net Fund Operating Expenses" that are actually incurred by the Funds are set forth below. By operation of these voluntary reimbursements at their current rates, the total fees paid by the Funds to TNTC and its affiliates for their services to the Funds approximate "Total Annual Net Fund Operating Expenses." The Investment Advisers' reimbursements may be modified, terminated or implemented at any time at the option of the Investment Advisers. When this occurs, "Total Annual Net Fund Operating Expenses" may increase (or decrease) without shareholder approval.


                           NORTHERN FUNDS PROSPECTUS

                                             ------------------------------------------------------------------------------------
                                             TOTAL ANNUAL NET FUND OPERATING EXPENSES --
                                             AFTER VOLUNTARY REIMBURSEMENT
                                             (SEE FOOTNOTE 4 ABOVE)
                                             ------------------------------------------------------------------------------------
                                                                                                                 Total Annual Net
                                             Management       Distribution        Other         Reimbursed        Fund Operating
FUND                                            Fees          (12b-1) Fees       Expenses        Amounts*            Expenses
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity                                  0.85%             0.00%            0.30%           0.15%               1.00%
---------------------------------------------------------------------------------------------------------------------------------
Income Equity                                  0.85%             0.00%            0.35%           0.20%               1.00%
---------------------------------------------------------------------------------------------------------------------------------
International Growth Equity                    1.00%             0.00%            0.35%           0.10%               1.25%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                0.85%             0.00%            0.29%           0.04%               1.10%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 0.85%             0.00%            0.31%           0.16%               1.00%
---------------------------------------------------------------------------------------------------------------------------------
Select Equity                                  0.85%             0.00%            0.47%           0.32%               1.00%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                               1.00%             0.00%            0.39%           0.13%               1.26%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                0.85%             0.00%            0.33%           0.18%               1.00%
---------------------------------------------------------------------------------------------------------------------------------
Stock Index                                    0.10%             0.00%            0.59%           0.44%               0.25%
---------------------------------------------------------------------------------------------------------------------------------
Technology                                     1.00%             0.00%            0.38%           0.13%               1.25%
---------------------------------------------------------------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------------

* "Reimbursed Amounts" are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees."


                           NORTHERN FUNDS PROSPECTUS

--------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------

The following Example is intended to help you compare the cost of investing in the Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value, Stock Index and Technology Funds (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     ----------------------------------------------------------------------
FUND                                                 1 Year              3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------
Growth Equity                                         $117                $365                 $633                 $1,398
---------------------------------------------------------------------------------------------------------------------------
Income Equity                                         $122                $381                 $660                 $1,455
---------------------------------------------------------------------------------------------------------------------------
International Growth Equity                           $137                $428                 $739                 $1,624
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                       $116                $362                 $628                 $1,386
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                        $118                $368                 $638                 $1,409
---------------------------------------------------------------------------------------------------------------------------
Select Equity                                         $134                $418                 $723                 $1,590
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                      $142                $440                 $761                 $1,669
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                       $120                $375                 $649                 $1,432
---------------------------------------------------------------------------------------------------------------------------
Stock Index                                           $ 70                $221                 $384                 $  859
---------------------------------------------------------------------------------------------------------------------------
Technology                                            $140                $437                 $755                 $1,657
---------------------------------------------------------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------


                           NORTHERN FUNDS PROSPECTUS

--------------------------------------------------------------------------------


                                                             XXXXX X/06
                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     [NORTHERN FUNDS LOGO]           northernfunds.com

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS -- FIXED INCOME FUNDS
SUPPLEMENT DATED MARCH 24, 2006 TO PROSPECTUS DATED JULY 31, 2005


--------------------------------------------------------------------------------

The following supplements the information under "Advisory Fees" on page 41 of the Prospectus:

Effective March 24, 2006, the contractual fee rates under Northern Funds' Investment Advisory and Ancillary Services Agreement will be reduced for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, and Tax-Exempt Funds. On and after that date, as compensation for the services and assumption of expenses under that Agreement, the Investment Advisers will be entitled to a fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of each Fund's respective average daily net assets):

                                          Contractual
FUND                                         Rate
-----------------------------------------------------
Arizona Tax-Exempt                          0.55%
California Intermediate
  Tax-Exempt                                0.55%
California Tax-Exempt                       0.55%
Florida Intermediate
  Tax-Exempt                                0.55%
High Yield Municipal                        0.65%
Intermediate Tax-Exempt                     0.55%
Tax-Exempt                                  0.55%


                           NORTHERN FUNDS PROSPECTUS

FUND FEES AND EXPENSES


The information on pages 36-39 of the Prospectus regarding the fees and expenses of the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, and Tax-Exempt Funds is amended and restated as follows, effective March 24, 2006:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, and Tax-Exempt Funds. The fees and expenses in the table have been restated to reflect the fees that will apply effective March 24, 2006. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company ("TNTC"), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see "Account Policies and Other Information" on page 49 of the Prospectus.)

                                         ----------------------------------------------------------------------------------------
                                         SHAREHOLDER FEES
                                         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                         ----------------------------------------------------------------------------------------
                                                                                    Sales Charge
                                          Sales Charge                             (Load) Imposed
                                         (Load) Imposed       Deferred Sales       on Reinvested        Redemption       Exchange
FUND                                      on Purchases        Charge (Load)        Distributions         Fees(1)           Fees
---------------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                            None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
California Intermediate Tax-Exempt            None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                         None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Florida Intermediate Tax-Exempt               None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
High Yield Municipal                          None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                    None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
                                                  -------------------------------------------------------------------------------


                           NORTHERN FUNDS PROSPECTUS

                                                          -----------------------------------------------------------------------
                                                          ANNUAL FUND OPERATING EXPENSES
                                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                          -----------------------------------------------------------------------
                                                                                                                    Total Annual
                                                          Management        Distribution            Other          Fund Operating
FUND                                                         Fees          (12b-1) Fees(2)       Expenses(3)        Expenses(4)
---------------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                                          0.55%               0.00%               0.41%              0.96%
---------------------------------------------------------------------------------------------------------------------------------
California Intermediate Tax-Exempt                          0.55%               0.00%               0.40%              0.95%
---------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                       0.55%               0.00%               0.38%              0.93%
---------------------------------------------------------------------------------------------------------------------------------
Florida Intermediate Tax-Exempt                             0.55%               0.00%               0.45%              1.00%
---------------------------------------------------------------------------------------------------------------------------------
High Yield Municipal                                        0.65%               0.00%               0.37%              1.02%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                     0.55%               0.00%               0.31%              0.86%
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                                  0.55%               0.00%               0.31%              0.86%
---------------------------------------------------------------------------------------------------------------------------------
                                                                   --------------------------------------------------------------

--------------------------------------------------------------

FOOTNOTES
--------------------------------------------------------------

(1) A fee of $15.00 may be applicable for each wire redemption.

(2) The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Funds. The Rule 12b-1 Plan may be implemented at any time without further Board approval. During the last fiscal year, the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.

(3) These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Co-Administrators are entitled to a co-administration fee from the Funds at an annual rate of 0.15% of the average daily net assets of each Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net assets of each Fund.

(4) As a result of the Investment Adviser's voluntary reimbursements, "Total Annual Net Fund Operating Expenses" that are actually incurred by the Funds are set forth below. By operation of these voluntary reimbursements at their current rates, the total fees paid by the Funds to TNTC and its affiliates for their services to the Funds approximate "Total Annual Net Fund Operating Expenses." The Investment Adviser's reimbursements may be modified, terminated or implemented at any time at the option of the Investment Adviser. When this occurs, "Total Annual Net Fund Operating Expenses" may increase (or decrease) without shareholder approval.


                           NORTHERN FUNDS PROSPECTUS

                                             ------------------------------------------------------------------------------------
                                             TOTAL ANNUAL NET FUND OPERATING EXPENSES -- AFTER
                                             VOLUNTARY REIMBURSEMENTS
                                             (SEE FOOTNOTE 4 ABOVE)
                                             ------------------------------------------------------------------------------------
                                                                                                                 Total Annual Net
                                             Management       Distribution        Other         Reimbursed        Fund Operating
FUND                                            Fees          (12b-1) Fees       Expenses        Amounts*            Expenses
---------------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                             0.55%             0.00%            0.41%           0.21%               0.75%
---------------------------------------------------------------------------------------------------------------------------------
California Intermediate Tax-Exempt             0.55%             0.00%            0.40%           0.20%               0.75%
---------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                          0.55%             0.00%            0.38%           0.18%               0.75%
---------------------------------------------------------------------------------------------------------------------------------
Florida Intermediate Tax-Exempt                0.55%             0.00%            0.45%           0.25%               0.75%
---------------------------------------------------------------------------------------------------------------------------------
High Yield Municipal                           0.65%             0.00%            0.37%           0.17%               0.85%
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                        0.55%             0.00%            0.31%           0.11%               0.75%
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                     0.55%             0.00%            0.31%           0.11%               0.75%
---------------------------------------------------------------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------------

* "Reimbursed Amounts" are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees."

--------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------

The following Example is intended to help you compare the cost of investing in the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, and Tax-Exempt Funds (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     ----------------------------------------------------------------------
FUND                                                 1 Year              3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                                    $ 98                $306                 $531                 $1,178
---------------------------------------------------------------------------------------------------------------------------
California Intermediate Tax-Exempt                    $ 97                $303                 $525                 $1,166
---------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                                 $ 95                $296                 $515                 $1,143
---------------------------------------------------------------------------------------------------------------------------
Florida Intermediate Tax-Exempt                       $102                $318                 $552                 $1,225
---------------------------------------------------------------------------------------------------------------------------
High Yield Municipal                                  $104                $325                 $563                 $1,248
---------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                               $ 88                $274                 $477                 $1,061
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                                            $ 88                $274                 $477                 $1,061
---------------------------------------------------------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------


                           NORTHERN FUNDS PROSPECTUS

--------------------------------------------------------------------------------


                                                            XXXXXX X/06
                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     [NORTHERN FUNDS LOGO]           northernfunds.com

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS -- MONEY MARKET FUNDS
SUPPLEMENT DATED MARCH 24, 2006 TO PROSPECTUS DATED JULY 31, 2005


--------------------------------------------------------------------------------

The following supplements the information under "Advisory Fees" on page 21 of the Prospectus:

Effective March 24, 2006, the contractual fee rates under Northern Funds' Investment Advisory and Ancillary Services Agreement will be reduced for the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds. On and after that date, as compensation for the services and assumption of expenses under that Agreement, the Investment Advisers will be entitled to a fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of each Fund's respective average daily net assets):

                                        Contractual
FUND                                       Rate
---------------------------------------------------
California Municipal Money Market         0.40%
Money Market                              0.40%
Municipal Money Market                    0.40%
U.S. Government Money Market              0.40%
U.S. Government Select Money
  Market                                  0.40%


                           NORTHERN FUNDS PROSPECTUS

FUND FEES AND EXPENSES


The information on pages 16-19 of the Prospectus regarding the fees and expenses of the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds is amended and restated as follows, effective March 24, 2006:

This table describes the fees and expenses that you may pay if you buy and hold shares of the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds. The fees and expenses in the table have been restated to reflect the fees that will apply effective March 24, 2006. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company ("TNTC"), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see "Account Policies and Other Information" on page 28 of the Prospectus.)

                                         ----------------------------------------------------------------------------------------
                                         SHAREHOLDER FEES
                                         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                         ----------------------------------------------------------------------------------------
                                                                                    Sales Charge
                                          Sales Charge                             (Load) Imposed
                                         (Load) Imposed       Deferred Sales       on Reinvested        Redemption       Exchange
FUND                                      on Purchases        Charge (Load)        Distributions         Fees(1)           Fees
---------------------------------------------------------------------------------------------------------------------------------
California Municipal Money Market             None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Money Market                                  None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                        None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market                  None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Select Money
  Market                                      None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
                                                  -------------------------------------------------------------------------------


                           NORTHERN FUNDS PROSPECTUS

                                                          -----------------------------------------------------------------------
                                                          ANNUAL FUND OPERATING EXPENSES
                                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                          -----------------------------------------------------------------------
                                                                                                                    Total Annual
                                                          Management        Distribution            Other          Fund Operating
FUND                                                         Fees          (12b-1) Fees(2)       Expenses(3)        Expenses(4)
---------------------------------------------------------------------------------------------------------------------------------
California Municipal Money Market                           0.40%               0.00%               0.29%              0.69%
---------------------------------------------------------------------------------------------------------------------------------
Money Market                                                0.40%               0.00%               0.29%              0.69%
---------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                                      0.40%               0.00%               0.29%              0.69%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market                                0.40%               0.00%               0.30%              0.70%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Select Money Market                         0.40%               0.00%               0.29%              0.69%
---------------------------------------------------------------------------------------------------------------------------------
                                                                   --------------------------------------------------------------

--------------------------------------------------------------

FOOTNOTES
--------------------------------------------------------------

(1) A fee of $15.00 may be applicable for each wire redemption.

(2) The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Funds. The Rule 12b-1 Plan may be implemented at any time without further Board approval. During the last fiscal year, the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.

(3) These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Co-Administrators are entitled to a co-administration fee from the Funds at an annual rate of 0.15% of the average daily net assets of each Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net assets of each Fund.

(4) As a result of the Investment Adviser's voluntary reimbursements, "Total Annual Net Fund Operating Expenses" that are actually incurred by the Funds are set forth below. By operation of these voluntary reimbursements at their current rates, the total fees paid by the Funds to TNTC and its affiliates for their services to the Funds approximate "Total Annual Net Fund Operating Expenses." The Investment Adviser's reimbursements may be modified, terminated or implemented at any time at the option of the Investment Adviser. When this occurs, "Total Annual Net Fund Operating Expenses" actually incurred by the Funds may increase (or decrease) without shareholder approval.


                           NORTHERN FUNDS PROSPECTUS

                                             ------------------------------------------------------------------------------------
                                             TOTAL ANNUAL NET FUND OPERATING EXPENSES --
                                             AFTER VOLUNTARY REIMBURSEMENT
                                             (SEE FOOTNOTE 4 ABOVE)
                                             ------------------------------------------------------------------------------------
                                                                                                                 Total Annual Net
                                             Management       Distribution        Other         Reimbursed        Fund Operating
FUND                                            Fees          (12b-1) Fees       Expenses        Amounts*            Expenses
---------------------------------------------------------------------------------------------------------------------------------
California Municipal Money Market              0.40%             0.00%            0.29%           0.14%               0.55%
---------------------------------------------------------------------------------------------------------------------------------
Money Market                                   0.40%             0.00%            0.29%           0.14%               0.55%
---------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                         0.40%             0.00%            0.29%           0.14%               0.55%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market                   0.40%             0.00%            0.30%           0.15%               0.55%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Select Money Market            0.40%             0.00%            0.29%           0.14%               0.55%
---------------------------------------------------------------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------------

* "Reimbursed Amounts" are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees."

--------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------

The following Example is intended to help you compare the cost of investing in the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     ----------------------------------------------------------------------
FUND                                                 1 Year              3 Years              5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------
California Municipal Money Market                     $70                 $221                 $384                  $859
---------------------------------------------------------------------------------------------------------------------------
Money Market                                          $70                 $221                 $384                  $859
---------------------------------------------------------------------------------------------------------------------------
Municipal Money Market                                $70                 $221                 $384                  $859
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market                          $72                 $224                 $390                  $871
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Select Money Market                   $70                 $221                 $384                  $859
---------------------------------------------------------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------


                           NORTHERN FUNDS PROSPECTUS

--------------------------------------------------------------------------------

                                                                           XXXXX
X/06

                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     [NORTHERN FUNDS LOGO]           northernfunds.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS
SUPPLEMENT DATED MARCH 24, 2006 TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2005 (LAST REVISED JANUARY 26, 2006)

The following replaces the tenth and eleventh paragraphs on page 7 under the heading entitled "Additional Investment Information - Investment Objectives and Policies - Equity Funds":

Technology Fund seeks long-term capital appreciation by investing principally in equity securities and securities convertible into common stock of companies that develop, produce or distribute products and services related to advances in technology. The Fund will, under normal market conditions, invest at least 80% of the value of its net assets in securities of companies principally engaged in technology business activities. An issuer is considered principally engaged in technology business activities if such issuer is classified as such by the Bloomberg Industry Group Classification or is listed on the ArcaEx Tech 100 Index, or any other comparable index. Companies engaged in businesses related to the following products and services also are considered by Northern Trust to be engaged in technology business activities whether or not they are listed in a technology index: industrial and business machines; communications; computers; software and peripheral products; electronics, electronic media; internet; television and video equipment and services; and satellite technology and equipment. In addition, the Fund may also invest in other technology businesses represented in the ArcaEx Tech 100 Index, including but not limited to biotechnology, health care and health care equipment, aerospace and defense, and financial administration.

         The ArcaEx Tech 100 Index is a price-weighted index of 100 stocks and American Depository Receipts ("ADRs") drawn from several different technology subsectors, including but not limited to: computer hardware and software, semiconductors, telecommunications, electronics, aerospace and defense, health care and health care equipment, biotechnology and financial administration. Changes in the index may occur when ArcaEx Tech 100 chooses to modify its index or as mergers, acquisitions and failures dictate. Such changes may happen with fair regularity owing to the fast-changing nature of the technology industries.

                                    * * * * *

The following replaces the fourth paragraph on page 26 under the heading entitled "Additional Investment Information - Investment Objectives and Policies
- Stock Indices":

         The ArcaEx Tech 100 Index is a price-weighted index comprised of stocks and ADRs of technology-related companies listed on U.S. stock exchanges that produce or deploy innovative technologies in the conduct of their businesses. Subsectors in the Index include but are not limited to: computer hardware and software, semiconductors, telecommunications, electronics, aerospace and defense, health care and health care equipment, biotechnology and financial administration.

                                    * * * * *

The following replaces the sixth full paragraph on page 46 under the heading entitled " Additional Investment Information - Investment Restrictions":

         Except to the extent otherwise provided in Investment Restriction No. 6, for the purpose of such restriction in determining industry classification, the Trust may use any one or more of the following: the Bloomberg Industry Group Classification, Standard & Poors, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard. For the purpose of determining the percentage of a Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based upon the nature of the underlying assets. With respect to the Technology Fund, the Trust intends to consider an issuer to be principally engaged in technology business activities if such issuer is classified as such in the Bloomberg Industry Group Classification or is listed in the ArcaEx Tech 100 Index or other comparable technology index. In addition, the Trust considers companies engaged in businesses related to the following products and services to be engaged in technology business activities: industrial and business machines; communications; computers, software, and peripheral products; electronics; electronic media; internet; television and video equipment and services; and satellite technology and equipment. In addition, the Fund may also invest in other technology businesses represented in the ArcaEx Tech 100 Index, including but not limited to biotechnology, health care and health care equipment, aerospace and defense, and financial administration.

                                    * * * * *

In the third paragraph on page 99 under the heading entitled "Performance Information - General Information", the reference to the "Morgan Stanley High Tech 35 Index" is deleted and replaced with "ArcaEx Tech 100 Index."

                                    * * * * *

The following is added to the first paragraph on page 66 under the heading entitled "Additional Trust Information - Investment Advisers, Transfer Agent and Custodian":

         Effective March 24, 2006, the contractual fee rates under Northern Funds' Investment Advisory and Ancillary Services Agreements will be reduced for the Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value, Stock Index, Technology, Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Tax-Exempt Funds, California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds. On and after that date, as compensation for the services and assumption of related expenses under that Agreement, the Investment Adviser will be entitled to a fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of each Fund's respective average daily net assets): Growth Equity Fund - 0.85%, Income Equity Fund - 0.85%, International Growth Equity Fund - 1.00%, Large Cap Value Fund - 0.85%, Mid Cap Growth Fund - 0.85%, Select Equity Fund - 0.85%, Small Cap Growth Fund - 1.00%, Small Cap Value Fund - 0.85%, Stock Index Fund - 0.10%, Technology Fund - 1.00%, Arizona Tax-Exempt Fund - 0.55%, California Intermediate Tax-Exempt Fund - 0.55%, California Tax-Exempt Fund - 0.55%, Florida Intermediate Tax-Exempt Fund
- 0.55%, High Yield Municipal Fund - 0.65%, Intermediate Tax-Exempt Fund - 0.55%, Tax-Exempt Fund - 0.55%, California Municipal Money Market Fund - 0.40%, Money Market Fund - 0.40%, Municipal Money Market Fund - 0.40%, U.S. Government Money Market Fund - 0.40%, and U.S. Government Select Money Market Fund - 0.40%.

                                    * * * * *


                                       2